UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2004

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Table of Contents

Letter from the President	2
Domini News	5
Domini Social Equity Fund
Performance Commentary	6
Social Profiles	9
Portfolio of Investments	15
Domini Social Bond Fund
Performance Commentary	21
Social Impact	24
Portfolio of Investments	25
Domini Social Index Portfolio
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	36
Domini Social Equity Fund
Statement of Assets and Liabilities	38
Statement of Operations	39
Statements of Changes in Net Assets	40
Financial Highlights	41
Notes to Financial Statements	43
Domini Social Bond Fund
Statement of Assets and Liabilities	46
Statement of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	49
Notes to Financial Statements	51
Proxy Voting Information	55
For More Information	Back cover

Letter from the President

Dear Fellow Shareholders:

The six-month period ending in January was a very good one for investors. We enjoyed a tremendous surge in stock prices, with the S&P 500 returning over 15%. Bond markets were volatile, but ended the period about where they started. Wall Street is doing well — but the outlook for Main Street is still uncertain.

Investors' primary reason for optimism is that corporate earnings are steaming ahead. When we consider buying stocks we start by taking a look at interest rates to see if bonds offer a good alternative. If interest rates are low, we consider inflation, for we don't want to lose our gains in the market to runaway inflation. When interest rates and inflation are low, we examine whether company profits are growing, since we don't want to buy a piece of a company that isn't growing. Today these three elements are in place, which bodes well for the stock market.

In contrast with this bright picture, the nation faces growing uncertainty on a number of fronts — and as I have often written, uncertainty can have a powerful effect on stock prices. Soon we will be embroiled in a presidential election. It is the nature of an election to have the challenger point out the dire circumstances the incumbent has created. This particular election will bring attention to the ballooning budget deficit, the wealth and wage gap, global uncertainties, and the lack of new jobs for Americans: messages that could dampen the enthusiasm of investors. As a result, although we can probably expect continued improvement in the financial markets over the coming months, we will probably not see the exuberance of the past six months repeated.

In the longer term, I see two serious threats to our nation's economic prosperity: underemployment and the national debt. I want to take a moment to examine each of these.

Despite the positive short-term financial outlook, it is important to recognize that those who work on Wall Street do not factor into their calculations everything that those who walk down Main Street care about. When a company cuts costs by laying off a domestic workforce and sourcing materials abroad, Wall Street counts this as an increase in profitability. Main Street sees it as stealing from working Americans to give to fat cats. Wall Street looks at low inflation and sees it as good

Letter from the President

for business. Main Street sees that although consumer prices are lower (except for a spike in oil costs), wages have lagged so much that people are finding it hard to make ends meet. At the root of this Wall Street/Main Street disconnect is not lack of jobs. It is lack of good jobs.

To gauge the true health of our economy, we need better tracking of people who consider themselves underemployed: that is, those who are working at jobs for fewer hours, lower pay, or a lower level of skill and experience than they are qualified for. Though unemployment and underemployment are both serious problems in the U.S., underemployment has received far less attention. Yet, I believe it is primarily underemployment that explains why so many Americans are falling behind. Underemployed Americans, because they produce more goods and services for less money, while creating the impression of low unemployment, are good news for those who place corporate profits ahead of the well-being of ordinary Americans.

Why do I focus so much on underemployment? Because as a nation we depend upon an ever-increasing population that can use its discretionary income to make purchases. Even with the recent rapid expansion in the Department of Defense's budget, government spending is far outstripped by consumer spending, which accounts for roughly two-thirds of our economy. A consumer economy needs new consumers, not richer ones. The economic benefit of a single person building a swimming pool for, say, $30,000 is tiny when compared to the economic benefit of three thousand people supporting a variety of businesses by spending ten dollars each on sunglasses, baseball caps, garden seeds, and beach balls. We haven't yet recognized the national stake we have in strengthening our economy by lessening the wage gap, but it is urgent that we do so.

The second threat to our economic prosperity is our national debt, which topped $7 trillion in February. This is an absolutely staggering figure. A debt of this size needs to be financed. Since raising taxes is contrary to current policy, the United States Treasury will have to sell bonds. Selling bonds, which is how our government borrows, will be hard to do unless the bonds pay an attractive interest rate. The impact of this could be felt globally. All nations that borrow will now be forced to compete with the United States for loans. If our government borrows at higher interest rates, the potential exists for a cascading effect increasing interest rates globally: a disaster for poor countries that would have difficulty getting access to capital and would be forced to pay more when they do.

Letter from the President

The creation of a massive national debt in this country, the result of continued budget deficits, has therefore exacerbated a highly fragile global situation. Only a roaring economy that brings real wage growth, such as we witnessed during the 1990s, can help us to earn our way out of the deficit without wreaking havoc on the rest of the world — and because we are an inextricable part of the global economic system, devastating our own economy as well.

What do I think all this means for the U.S. economy? I believe that short-term, everything looks strong, and mid-term, the presidential election will distract investors and create market fluctuations, both up and down. Long-term, in my opinion, a strong economy will depend on a public policy of reducing the national debt and bringing a larger percentage of our underemployed population into the economic mainstream. This means, at a minimum, that they earn a living wage. We are witnessing very good times on Wall Street. Now, for our own continued well-being, the nation must strive to bring these good times to Main Street.

Very truly yours,

Amy Domini
amy@domini.com

Domini News

Market Timing and Late Trading

Like other investors, Domini shareholders have been concerned about the scandals involving market timing and late trading that have erupted at a number of mutual fund companies. Domini Social Investments has not been involved in any of these scandals. In November, Amy Domini wrote a letter to shareholders explaining how these practices affect investors, and describing the policies and safeguards we have in place to help protect you against them. The letter and a summary of our policies are available on our website. Go to www.domini.com and select News from the About Domini pull-down menu.

Protecting Human Rights

The Alien Tort Claims Act is a 1789 statute that permits aliens to sue in U.S. courts for human rights violations committed in other countries. A case pending before the U.S. Supreme Court (Sosa v. Alvarez-Machain) threatens to nullify this important tool for holding human rights violators, including corporations, accountable. Domini signed on to an amicus curiae brief filed by the International Labor Rights Fund to help defend the Act. Visit www.domini.com to learn more.

You Are Part of the Solution

Your investment in the Domini Social Equity Fund helps successfully advocate for positive change at major corporations. After discussions in early 2004, Time Warner and Tribune agreed to disclose information on their websites regarding their political contributions, allowing the public to hold them accountable for their activities in the political arena. Masco and OGE Energy agreed to include sexual orientation in their equal employment opportunity policies, helping to ensure that all of their employees will be treated with dignity and respect. And AT&T agreed to end an accounting practice that inflated executive pay by linking it to the growth of the company's pension fund. With your help, we continue to press corporations to do the right thing by their employees, their investors, and society.

For more details, visit our website at www.domini.com and click on Shareholder Advocacy.

Domini Social Equity Fund

Performance Commentary

For the six months ended January 31, 2004, the Domini Social Equity Fund Investor shares returned 13.78%, while the Standard & Poor's 500 Index (S&P 500) returned 15.23%. Past performance is no guarantee of future results. Current performance may be lower or higher than performance data quoted. Investment return, principal value, and yield of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Each investor should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. See the Fund's current prospectus for more information about these and other topics.

During the last six months, investors gained confidence in an improving economy. Corporate profits at the end of 2003 rebounded to new highs as companies, slow to rehire, benefited from strong productivity gains. Investor confidence in the strengthening of the economy grew from the end of the summer through year-end.

The U.S. equity markets continued to post strong returns during this six-month period. Investors pushed the S&P 500 to its highest close of the year on December 31, indeed its highest close since May 2002. Equity markets began 2004 with a continuation of their recent uptrend, spurred by solid profit reports. In late January, however, the U.S. Federal Reserve Board retreated from its commitment to keep interest rates low for "a considerable period," raising the possibility of higher short-term interest rates later in the year. U.S. stocks held on to finish January with a solid gain of 1.8% for the S&P 500. Also doing well were the Russell 1000, up 1.9% for the month, and the Nasdaq Composite, up 3.2%. On January 26, the latter index closed at its highest level in more than two and a half years. Smaller stocks resumed their leadership after a December pause, and the Russell 2000 returned 4.3% during January.

During the six months ended January 31, the Fund underperformed the S&P 500. The relative performance of the Fund was hurt in part by its lower exposure to the energy and industrials sectors, each of which had strong six-month performance. The biggest contributors in each of these sectors were companies

Domini Social Equity Fund — Performance Commentary

excluded from the Fund's portfolio: Exxon Mobil (16%), ChevronTexaco (22%), General Electric (20%), and Tyco International (44%). The relative performance of the Fund was also hurt by the exclusion of Altria Group, formerly known as Philip Morris (43%).

The Fund's performance relative to the S&P 500 was helped in part by its higher exposure to the top-performing information technology and consumer discretionary sectors, the former having led the market recovery in 2003. The three stocks that most helped the Fund's performance relative to the S&P 500 were Intel (23%), Cisco Systems (32%), and Texas Instruments (66%).

The Domini Social Equity Fund invests in the Domini Social Index Portfolio. The following is a list of the ten largest holdings of the Domini Social Index Portfolio as of January 31, 2004:

Company	% of Portfolio	Company	% of Portfolio
Microsoft Corporation	5.25%	Procter & Gamble Company	2.30%
Intel Corporation	3.51%	Bank of America Corporation	2.13%
American International Group, Inc.	3.18%	Coca-Cola Company	2.12%
Cisco Systems, Inc.	3.11%	Merck & Co., Inc.	1.86%
Johnson & Johnson	2.78%	Verizon Communications	1.79%

The holdings mentioned above are described in the Domini Social Index Portfolio's (DSIP) Portfolio of Investments at January 31, 2004, included herein. The composition of the DSIP is subject to change.

Domini Social Equity Fund — Performance Commentary

Average Annual Total Return(1)

	As of 12-31-03					As of 1-31-04
	1 Year	5 Year	10 Year	Since Inception		1 Year	5 Year	10 Year	Since Inception
Domini Social Equity Fund Investor shares (DSEF - I)	27.13%	–1.73%	10.52%	10.52	%(2)	33.39%	–2.52%	10.46%	10.62	%(2)
S&P 500	28.69%	–0.57%	11.07%	10.92	%(2)	34.57%	–1.02%	10.90%	11.00	%(2)
Domini Social Equity Fund Class R shares	N/A	N/A	N/A	4.21	%(3)	N/A	N/A	N/A	6.32	%(3)
S&P 500	N/A	N/A	N/A	5.24	%(3)	N/A	N/A	N/A	7.17	%(3)

Comparison of $10,000 Investment in the
Domini Social Equity Fund Investor Shares and S&P 500(1)

(1)	Past performance is no guarantee of future results. The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Current performance may be lower or higher than the performance data quoted. Call 1-800-582-6757 for more current performance information. The table and the graph comprise actual mutual fund performance after all expenses. Certain fees payable by the Fund were waived during the period, and the Fund's average annual total returns would have been lower had these not been waived.
The Standard & Poor's 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

(2)	Since June 3, 1991.

(3)	Since November 28, 2003.

This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/04

Domini Social Equity Fund

Social Profiles

Innovative Products and Services

Innovation is not only a key competitive advantage for a company, but an essential source for fresh ways to address the challenges that face society. In this report, we discuss several companies in the Fund's portfolio that we believe have introduced groundbreaking innovations that change our world for the better. Some of these, such as Lubrizol's fuel additives and Praxair's ozone-based cleaning system for food, have obvious benefits in energy savings or pollution reduction. Others have positive social benefits: For instance, Tupperware's unusual home-based sales methods have provided business opportunities to generations of women with little access to capital.

Interface

Ticker: IFSIA	Website:www.interfaceinc.com
Market Capitalization: $340 Million	Percentage of DSIP*: 0.01%
*Domini Social Index Portfolio

In 1973, Ray Anderson founded Interface, and introduced the European idea of modular carpet to the United States. The company is the world's largest manufacturer of industrial carpet tile. Because it is installed in tiles rather than in long rolls, small worn sections of modular carpet can be replaced without replacing the entire carpet. In this way, modular carpet helps reduce the amount of carpet that is thrown away each year: currently more than 2.5 million tons.

Although modular carpet has environmental benefits, it is traditionally a petroleum-based product. It was a number of years before environmental sustainability became a priority for Anderson and Interface. After an awakening that he described as "a spear in the chest," Anderson became an inspiring proponent of sustainability. He set an ambitious goal for his company: to have Interface no longer be a net "taker" from the Earth. He determined to make his company an environmental leader by completely rethinking the structure of the company's manufacturing processes, and envisioning it anew for the 21st century.

One example of Interface's environmental approach is its Cool Carpet program. Offered on some carpets at no additional cost and others for a small additional charge, Cool Carpets is a climate-neutral option whereby the company offsets the greenhouse gas footprint of the carpet's entire life cycle. After calculating the total

Domini Social Equity Fund — Social Profiles

CO2 emissions associated with the production, use, and disposal of the carpet, Interface offsets the emissions through a variety of methods, including retrofitting and upgrading fuel-oil boilers at public schools to use natural gas.

Interface offers a number of other products with environmental benefits, including these:

•	Terratex, a line of fabrics that includes products made entirely from 100% postconsumer recycled polyester fiber, 100% postindustrial recycled polyester, and 100% postconsumer recycled wool

•	A line of modular carpet products, introduced in 2003, made from a biodegradable corn-derived substance

•	NexStep, a chlorine-free urethane foam backing

•	GlasBac RE, a backing product made from recycled PVC carpet tiles

Lubrizol

Ticker: LZ	Website:www.lubrizol.com
Market Capitalization: $1.64 Billion	Percentage of DSIP: 0.03%

In October 2003, a group of California students witnessed a dramatic illustration of how an innovative fuel might help them breathe easier.

"A diesel school bus blew a cloud of soot into a piece of white fabric held over the tailpipe," the Fresno Bee newspaper reported. "It blackened the fabric and backed up students watching the demonstration. Then a bus powered by an innovative diesel-water fuel revved up with hardly a puff of smoke, barely tainting another piece of white fabric."

The "clean" bus was powered by PuriNOx, a diesel-water fuel developed by Lubrizol. PuriNOx reduces emissions of nitrogen oxides by up to 30% and emissions of particulates by up to 50%. It can be used by any diesel vehicle or equipment without engine modifications.

Lubrizol manufactures and markets lubricant and fuel technologies for transportation equipment, as well as chemical products for industrial operations. Many of Lubrizol's products are designed to be environmentally beneficial, including the following:

•	Nonsolvent aqueous-based materials for paints and inks

•	Emissions control systems, such as particulate traps for forklifts and mining equipment

•	Engine lubricant additives that improve fuel economy

Domini Social Equity Fund — Social Profiles

•	Surfactants used for soil remediation in hazardous waste spills

•	Additives to improve performance of low-sulfur fuel

Lubrizol has developed a series of additives, lubricants, concentrates, and base fluids based on vegetable oil. Vegetable-base oils are biodegradable, nontoxic, and a renewable resource, and their cost is similar to that of other alternative fluids.

Minerals Technologies

Ticker: MTX	Website:www.mineralstech.com
Market Capitalization: $1.08 Billion	Percentage of DSIP: 0.02%

The paper industry has a significant environmental impact in the United States. According to the nonprofit organization Environmental Defense, in addition to consuming large quantities of fresh water, chemicals, and energy, "Outputs from paper manufacturing processes include conventional and hazardous air and water pollutants released to the atmosphere and to bodies of water, as well as a variety of solid wastes."

Minerals Technologies helps make cleaner papermaking affordable. The company's main product, precipitated calcium carbonate (PCC), can substitute at reduced cost for some of the wood fiber used to make paper through the alkaline process, which produces fewer hazardous wastes than the traditional acid process. In addition, the more PCC that is used as filler, the less bleaching agent is required.

For economic reasons, Minerals Technologies produces PCC at plants located on the sites of paper mills. By extracting carbon dioxide directly from the plant's flue gases, the PCC manufacturing process helps the mill reduce its CO2 emissions.

Minerals Technologies has been notably successful in bringing innovative products to market. In fiscal year 2002, the company spent $22.7 million or 3% of sales on research and development, a level that places it well above industry norms.

Praxair

Ticker: PX	Website:www.praxair.com
Market Capitalization: $11.52 Billion	Percentage of DSIP: 0.20%

When you bite into a crisp apple you may be consuming chlorine — because food suppliers commonly use chlorinated water to clean fruits and vegetables. Praxair, a supplier of ozone, helium, argon, and other gases, developed a way to

Domini Social Equity Fund — Social Profiles

clean fruits and vegetables using ozonated water instead. According to the company, "lettuce washed with ozonated water looks and tastes significantly fresher than the same product treated with chlorinated water, retaining its crispness and enjoying a 50% longer shelf life." The company announced that its first ozone disinfecting unit was installed at a supplier to McDonald's Restaurants.

The desire to extend the shelf life of foods has driven mainstream food companies to the use of pesticides, preservatives, irradiation, trans-fatty acids, and genetically modified produce, with negative effects on human health and the environment. Ozonated water represents one potentially healthier alternative.

Praxair has found other innovative ways to save energy and to reduce pollution and waste. "Oxyfuel firing," a Praxair technology that uses oxygen and fuel instead of air and fuel to heat furnaces, is widely used by the U.S. glass industry to cut emissions and energy requirements. In October 2001, Waste News reported that Alcoa used a Praxair burner technology to produce aluminum while reducing waste metal by 85%. The technology reduces the use of natural gas, and cuts emission of nitrogen oxides by 50%. (The slogan "reduce, reuse, recycle" reminds us that although recycling is laudable, the reuse of waste materials and the reduction of waste at its source are often better alternatives.)

In 2003, Praxair introduced high-purity hydrogen gas for fuel cell applications. (A fuel cell, like a battery, has two electrodes, and operates like a battery except that it does not require recharging. Oxygen passes over one of the electrodes and hydrogen over the other, generating electricity, water, and heat.) According to the company, high-purity hydrogen minimizes contaminants such as ammonia, carbon monoxide, and sulfur compounds, which can harm the insides of fuel cells and reduce their efficiency.

Tupperware

Ticker: TUP	Website:www.tupperware.com
Market Capitalization: $1.03 Billion	Percentage of DSIP: 0.02%

Most of us have a Tupperware container keeping something fresh in the refrigerator. But what's really interesting is the social phenomenon of how that Tupperware got there.

Tupperware was created by Earl Silas Tupper, a struggling Massachusetts inventor who found a way to mold polyethylene into a food storage bowl with a special seal. But it was Brownie Wise, a young mother and salesperson from Georgia,

Domini Social Equity Fund — Social Profiles

who realized that to be commercially successful Tupper's invention should be sold not in stores but at "Tupperware parties" where women could demonstrate the bowls to friends and neighbors — and take orders. Wise became the first woman to appear on the cover of Business Week, and provided business opportunities to generations of women (and some men).

Discussing its new documentary Tupperware! on its website, PBS explains that many "Tupperware Ladies" were first- and second-generation immigrants from countries like Greece, Italy, Poland, and Germany, as well as rural Americans. "With no college educations and very little money down, women from diverse backgrounds used their extended ethnic networks to sell Tupperware.... For the people who sold Tupperware, the company offered nothing less than a boost up the ladder to the American dream." Tupperware dealers, who numbered about 1.1 million in December 2002, are employed as independent contractors.

Tupperware's innovative selling strategy has taken hold outside the U.S. as well, with sales from abroad accounting for approximately 70% of the company's revenues in fiscal year 2002.

Whirlpool

Ticker: WHR	Website:www.whirlpoolcorp.com
Market Capitalization: $5.29 Billion	Percentage of DSIP: 0.09%

Keeping our clothes clean can be tough on the environment. The average load of laundry uses 40 gallons of water. "Plus," the Sierra Club notes, "doing our laundry burns through hundreds of thousands of barrels of oil and sends millions of pounds of chlorine into our air and water each year."

Whirlpool recognizes the need to design washing machines that save water and energy. In 1996, the company introduced a horizontal-axis washing machine in China that used 50% less water than current vertical-axis washers. In 1998, Whirlpool introduced the Resource Saver Washing System, a top-loading washing machine that used 47% less water and 56% less electricity than the average washer. Whirlpool's Calypso top-loading washing machine, introduced in 2001, uses 50% less water and 66% less electricity than the average washer.

Whirlpool has also led the way in marketing energy-saving refrigerators. In 1993, 24 U.S. utility companies sponsored the Super Efficient Refrigerator Program, a contest to create an innovative energy-saving refrigerator. Their goal was to help

Domini Social Equity Fund — Social Profiles

consumers save energy and avoid the need to build new power plants. Whirlpool won the contest with a design that incorporated improved insulation, frosting control, and compressor functioning — and saved approximately 30% in energy.

The Fund invests in a portfolio designed to replicate the Domini 400 Social Index.SM All companies in the Fund's portfolio are measured against multiple standards of corporate accountability. We avoid companies that manufacture alcohol, tobacco, or firearms, provide services to gambling operations, own or operate nuclear power plants, or earn significant revenues from weapons contracting. Before investing in any company, our social research providers at KLD Research & Analytics, Inc. (KLD) evaluate its social profile by weighing both strengths and weaknesses in the areas of community impact, diversity, employee relations, the environment, human rights, and product safety and usefulness. KLD is responsible for maintaining the Domini 400 Social Index and developing and applying its social and environmental standards. Special thanks to KLD for allowing us to reproduce portions of its research in these pages.

For extensive information about how we use social and environmental criteria to choose our investments, including brief social profiles of every company in the Fund's portfolio, visit www.domini.com.

Unlike other mutual funds, the Domini Social Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio with an identical investment objective called the Domini Social Index Portfolio (DSIP). The companies discussed above can be found in the DSIP's Portfolio of Investments at January 31, 2004, included herein. The composition of the DSIP is subject to change.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

Domini 400 Social IndexSM is a service mark of KLD Research & Analytics, Inc. (KLD), which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Index but is not the manager of the Domini Social Index Portfolio, the Domini Social Equity Fund, or the Domini Institutional Social Equity Fund. Certain portions of these social profiles are copyright © 2004 by KLD and are reprinted here by permission. 03/04

Domini Social Index Portfolio

Portfolio of Investments

January 31, 2004 (unaudited)

Issuer	Shares	Value
Consumer Discretionary — 13.4%
American Greetings Corporation (a)	15,700	$329,386
AutoZone, Inc. (a)	23,531	1,984,134
Bandag, Inc.	2,400	100,584
Bassett Furniture Industries	3,000	64,800
Black & Decker Corp.	20,700	1,060,875
Bob Evans Farms, Inc.	9,300	293,229
Centex Corporation	16,900	1,789,710
Champion Enterprises, Inc. (a)	12,800	85,504
Charming Shoppes, Inc. (a)	29,400	171,402
Circuit City Stores, Inc.	54,100	578,870
Claire's Stores, Inc.	23,800	435,540
Comcast Corporation (a)	362,558	12,370,479
Cooper Tire and Rubber Company	18,800	381,076
Dana Corporation	38,400	798,720
Darden Restaurants, Inc.	44,200	884,000
Delphi Automotive Systems Corporation	152,500	1,613,450
Dillard's, Inc.	20,700	351,072
Disney (Walt) Company (The)	547,800	13,147,200
Dollar General Corporation	90,851	2,018,709
Dow Jones & Company	16,000	791,680
eBay Inc. (a)	172,686	11,575,143
Emmis Communications Corporation (a)	12,200	316,834
Family Dollar Stores Inc.	47,000	1,628,080
Fleetwood Enterprises, Inc. (a)	9,300	113,460
Foot Locker, Inc.	39,200	969,808
Gaiam, Inc. (a)	2,200	11,990
Gap Inc.	238,987	4,440,378
Genuine Parts Company	45,700	1,506,272
Harley-Davidson, Inc.	81,400	4,154,656
Harman International Industries, Inc.	17,720	1,315,356
Hartmarx Corporation (a)	8,500	44,030
Home Depot, Inc. (The)	607,406	21,544,691
Horton (D.R.), Inc.	63,600	1,787,160
Interface, Inc. (a)	11,400	88,122
Johnson Controls, Inc.	48,200	2,836,570
KB Home	12,400	837,496
Lee Enterprises, Inc.	8,800	397,848
Leggett & Platt, Incorporated	51,200	1,261,568
Limited Brands	137,000	2,493,400
Liz Claiborne, Inc.	30,000	1,073,100
Lowe's Companies, Inc.	210,200	11,256,210
Luby's, Inc. (a)	5,800	21,402
Mattel, Inc.	114,385	2,163,020
May Department Stores Company	78,100	2,569,490
Maytag Corporation	20,100	575,664
McDonald's Corporation	340,500	8,764,470
McGraw-Hill Companies	51,300	3,848,526
Media General, Inc.	5,800	372,940
Men's Wearhouse, Inc. (a)	10,600	246,874
Meredith Corporation	10,200	514,182
Modine Manufacturing Company	8,700	232,899
New York Times Company	39,600	1,924,560
Newell Rubbermaid, Inc.	74,078	1,809,725
Nordstrom, Inc.	36,900	1,450,170
Omnicom Group, Inc.	51,000	4,202,400
Oneida Ltd.	4,300	23,005
Oshkosh B'Gosh, Inc.	2,700	58,050
Penney (J.C.) Company, Inc.	73,200	1,916,376
Pep Boys — Manny, Moe & Jack	14,000	308,560
Phillips-Van Heusen Corporation	7,200	125,640
Pixar (a)	14,400	957,600
Pulte Homes, Inc.	33,400	1,440,876
Radio One, Inc. (a)	5,800	106,778
RadioShack Corporation	44,300	1,443,294
Reebok International Ltd.	15,800	612,724
Ruby Tuesday, Inc.	16,700	466,598
Russell Corporation	8,300	146,163
Scholastic Corporation (a)	9,700	311,370
Sears, Roebuck and Co.	68,500	3,031,125
Snap-On Incorporated	15,050	468,808
Spartan Motors, Inc.	3,100	30,845

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Consumer Discretionary (Continued)
Stanley Works	23,200	$878,816
Staples, Inc. (a)	133,123	3,542,403
Starbucks Corporation (a)	105,900	3,892,884
Stride Rite Corporation	10,800	118,584
Target Corporation	243,800	9,254,648
Timberland Company (The) (a)	7,500	373,650
Time Warner, Inc. (a)	1,161,500	20,407,555
TJX Companies, Inc.	135,200	3,108,248
Toys 'R' Us, Inc. (a)	55,820	788,178
Tribune Company	84,056	4,302,827
Tupperware Corporation	15,000	264,750
Univision Communications, Inc. (a)	68,600	2,426,382
Value Line, Inc.	2,600	129,740
VF Corporation	28,600	1,215,500
Visteon Corporation	34,000	363,800
Washington Post Company	2,100	1,775,571
Wendy's International, Inc.	29,800	1,183,954
Whirlpool Corporation	18,500	1,405,075
		204,479,291
Consumer Staples — 11.8%
Alberto-Culver Company	15,200	952,736
Albertson's, Inc.	99,000	2,312,640
Avon Products, Inc.	62,900	3,982,828
Campbell Soup Company	110,500	2,909,465
Church & Dwight Co., Inc.	10,300	410,455
Clorox Company	57,000	2,786,160
Coca-Cola Company	656,100	32,306,364
Colgate-Palmolive Company	143,200	7,341,864
Costco Wholesale Corporation (a)	122,030	4,524,872
CVS Corporation	105,200	3,757,744
Estée Lauder Companies, Inc. (The)	32,300	1,323,331
General Mills Incorporated	100,200	4,552,086
Gillette Company	271,338	9,836,003
Green Mountain Coffee, Inc. (a)	1,800	36,900
Hain Celestial Group, Inc. (The) (a)	8,700	196,707
Heinz (H.J.) Company	94,700	3,350,486
Hershey Foods Corporation	27,000	2,038,770
Kellogg Company	109,100	4,125,071
Kimberly-Clark Corporation	135,464	8,000,504
Kroger Company (a)	199,100	3,689,323
Longs Drug Stores Corporation	9,900	220,473
Nature's Sunshine Products, Inc.	4,200	34,860
PepsiAmericas, Inc. (a)	39,000	670,020
PepsiCo, Inc.	458,370	21,662,566
Procter & Gamble Company	347,000	35,074,760
Safeway Inc. (a)	119,300	2,694,987
Smucker (J.M.) Company	12,905	601,244
SUPERVALU, Inc.	36,900	1,066,410
Sysco Corporation	173,900	6,596,027
Tootsie Roll Industries, Inc.	9,368	337,248
United Natural Foods, Inc. (a)	5,000	199,150
Walgreen Company	274,300	9,477,065
Whole Foods Market, Inc.	16,400	1,106,508
Wild Oats Markets, Inc. (a)	6,550	84,823
Wrigley (Wm.) Jr. Company	49,300	2,774,110
		181,034,560
Energy — 1.0%
Anadarko Petroleum Corporation	66,785	3,332,572
Apache Corporation	87,024	3,348,684
Cooper Cameron Corp. (a)	14,100	587,970
Devon Energy Corporation	62,472	3,527,169
EOG Resources, Inc.	31,200	1,413,360
Helmerich & Payne, Inc.	13,000	377,260
Noble Energy, Inc.	14,700	649,740
Rowan Companies, Inc. (a)	24,200	553,696
Sunoco, Inc.	21,100	1,169,994
		14,960,445
Financials — 25.1%
AFLAC, Inc.	137,600	5,074,688
Allied Capital Corporation	33,100	957,252
Ambac Financial Group, Inc.	28,800	2,153,376
American Express Company	343,500	17,807,040
American International Group, Inc.	697,676	48,453,598
AmSouth Bancorporation	92,900	2,294,630
Aon Corporation	84,300	2,071,251
Bank of America Corporation	397,600	32,388,496
Bank One Corporation	298,685	15,116,448

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Financials (Continued)
Capital One Financial Corporation	62,000	$4,406,960
Cathay General Bancorp	6,495	357,745
Charter One Financial, Inc.	59,410	2,151,236
Chittenden Corporation	10,576	345,306
Chubb Corporation	50,600	3,617,394
Cincinnati Financial Corporation	42,285	1,831,786
Comerica Incorporated	47,300	2,701,303
Edwards (A.G.), Inc.	20,987	798,555
Fannie Mae	259,465	20,004,752
Fifth Third Bancorp	152,711	8,825,169
First Tennessee National Corporation	33,000	1,465,860
FirstFed Financial Corp. (a)	4,500	192,420
Franklin Resources, Inc.	66,900	3,864,813
Freddie Mac	185,500	11,578,910
GATX Corporation	12,600	284,760
Golden West Financial	40,300	4,180,319
GreenPoint Financial Corporation	36,900	1,460,502
Hartford Financial Services Group (The)	75,900	4,883,406
Janus Capital Group Inc.	62,926	1,055,898
Jefferson-Pilot Corporation	37,725	1,936,802
KeyCorp	111,600	3,469,644
Lincoln National Corporation	48,200	2,128,030
Marsh & McLennan Companies, Inc.	141,100	6,621,823
MBIA, Inc.	38,100	2,400,300
MBNA Corporation	342,775	9,241,214
Mellon Financial Corporation	116,000	3,794,360
Merrill Lynch & Co., Inc.	251,760	14,800,970
MGIC Investment Corporation	26,400	1,820,016
Moody's Corporation	39,800	2,542,822
Morgan (J.P.) Chase & Co.	544,692	21,183,072
National City Corporation	163,800	5,654,376
Northern Trust Corporation	59,500	2,826,250
PNC Financial Services Group	73,900	4,176,089
Progressive Corporation (The)	57,400	4,744,110
Providian Financial Corporation (a)	76,000	1,040,440
Rouse Company	24,600	1,211,304
SAFECO Corporation	37,600	1,636,728
Schwab (Charles) Corporation	360,900	4,543,731
SLM Corporation	119,900	4,604,160
St. Paul Companies, Inc.	61,264	2,581,052
State Street Corporation	89,100	4,798,035
SunTrust Banks, Inc.	75,700	5,477,652
Synovus Financial Corporation	80,050	2,009,255
U.S. Bancorp	515,321	14,568,125
UnumProvident Corporation	80,900	1,264,467
Wachovia Corporation	353,543	16,347,828
Washington Mutual, Inc.	241,204	10,685,337
Wells Fargo & Company	452,906	26,001,333
Wesco Financial Corporation	1,900	685,901
		385,119,099
Health Care — 11.8%
Allergan, Inc.	35,305	2,925,019
Amgen, Inc. (a)	344,400	22,210,356
Bard (C.R.), Inc.	14,200	1,337,640
Bausch & Lomb Incorporated	14,000	752,500
Baxter International, Inc.	163,700	4,771,855
Becton Dickinson and Company	67,500	3,041,550
Biogen Idec Inc. (a)	87,250	3,733,428
Biomet, Inc.	68,100	2,632,746
Boston Scientific Corporation (a)	219,200	8,941,168
CIGNA Corporation	37,800	2,344,356
Cross Country Healthcare, Inc. (a)	8,600	158,928
Forest Laboratories, Inc. (a)	98,200	7,314,918
Guidant Corporation	82,838	5,291,691
Hillenbrand Industries, Inc.	17,000	1,062,500
Humana, Inc. (a)	42,900	1,000,857
IMS Health, Inc.	63,313	1,629,044
Invacare Corporation	7,700	329,714
Invitrogen Corporation (a)	13,400	1,031,800
Johnson & Johnson	794,170	42,424,561
King Pharmaceuticals Inc. (a)	66,200	1,104,216
Manor Care, Inc.	24,700	881,790
McKesson HBOC, Inc.	77,020	2,262,848
MedImmune, Inc. (a)	66,500	1,562,750
Medtronic, Inc.	323,800	15,937,436
Merck & Co., Inc.	595,600	28,350,560
Millipore Corporation (a)	12,400	644,180

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Health Care (Continued)
Mylan Laboratories, Inc.	72,375	$1,765,226
Oxford Health Plans, Inc.	22,700	1,094,140
St. Jude Medical, Inc. (a)	46,600	3,348,210
Stryker Corporation	53,000	4,703,220
Synovis Life Technologies, Inc. (a)	2,600	42,094
Watson Pharmaceuticals (a)	29,200	1,358,092
Zimmer Holdings, Inc. (a)	64,200	4,911,300
		180,900,693
Industrials — 5.6%
3M Company	209,600	16,577,264
Alaska Air Group, Inc. (a)	6,900	191,820
American Power Conversion	53,600	1,328,744
AMR Corporation (a)	44,400	728,160
Angelica Corporation	2,200	48,400
Apogee Enterprises, Inc.	7,400	86,802
Ault, Inc. (a)	1,200	4,056
Avery Dennison Corporation	30,100	1,871,016
Baldor Electric Company	8,800	204,688
Banta Corporation	6,550	301,300
Brady Corporation	5,500	208,285
Bright Horizons Family Solutions, Inc. (a)	3,200	141,280
Cintas Corporation	45,000	2,031,750
CLARCOR, Inc.	6,450	279,608
Cooper Industries, Inc.	25,100	1,413,130
CPI Corporation	2,100	44,940
Cross (A.T.) Company (a)	3,800	24,624
Cummins, Inc.	10,700	542,811
Deere & Company	64,000	4,006,400
Delta Air Lines, Inc.	32,000	336,000
Deluxe Corporation	15,000	605,850
DeVry, Inc. (a)	18,100	536,303
Dionex Corporation (a)	5,600	299,880
Donaldson Company, Inc.	11,300	610,426
Donnelley (R.R.) & Sons Company	31,300	978,125
Emerson Electric Company	113,000	7,220,700
Fastenal Company	19,700	947,176
FedEx Corporation	79,400	5,342,032
Gerber Scientific, Inc. (a)	5,700	45,087
Graco, Inc.	12,368	509,933
Grainger (W.W.), Inc.	24,000	1,155,360
Granite Construction Incorporated	10,625	226,525
Harland (John H.) Company	7,600	213,560
Herman Miller, Inc.	19,300	465,902
HON Industries Inc.	15,200	636,424
Hubbell Incorporated	12,660	508,299
Ikon Office Solutions	38,800	462,108
Illinois Tool Works, Inc.	82,500	6,443,250
Ionics, Inc. (a)	4,500	123,255
JetBlue Airways Corporation (a)	27,300	620,529
Kansas City Southern Industries, Inc. (a)	15,700	231,418
Kelly Services, Inc.	8,475	246,623
Lawson Products, Inc.	2,500	75,000
Lincoln Electric Holdings, Inc.	11,000	272,140
Masco Corporation	122,600	3,268,516
Milacron, Inc.	8,700	33,321
New England Business Service, Inc.	3,400	101,762
Nordson Corporation	8,600	311,492
Norfolk Southern Corporation	103,200	2,301,360
Pitney Bowes, Inc.	61,900	2,511,902
Robert Half International, Inc. (a)	44,800	1,052,352
Ryder System, Inc.	18,000	662,400
Smith (A.O.) Corporation	5,200	162,292
Southwest Airlines Co.	210,762	3,150,892
SPX Corporation (a)	20,830	1,181,894
Standard Register Company	6,000	110,400
Steelcase, Inc.	9,900	134,937
Tennant Company	2,300	92,667
Thomas & Betts Corporation (a)	15,100	313,023
Thomas Industries, Inc.	4,000	135,960
Toro Company	6,400	304,640
Trex Company, Inc. (a)	3,700	143,375
United Parcel Service, Inc.	146,633	10,450,534
Valassis Communications Inc. (a)	13,600	416,159
Yellow Roadway Corporation (a)	12,480	392,483
		86,379,344

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Information Technology — 23.1%
3Com Corporation (a)	103,000	$793,100
Adaptec, Inc. (a)	27,400	256,738
ADC Telecommunications, Inc. (a)	206,300	722,050
Advanced Micro Devices, Inc. (a)	93,300	1,386,438
Advent Software, Inc. (a)	8,500	160,225
Analog Devices, Inc.	97,700	4,674,945
Andrew Corporation (a)	43,800	750,732
Apple Computer, Inc. (a)	94,600	2,134,176
Applied Materials, Inc. (a)	446,000	9,704,960
Arrow Electronics, Inc. (a)	25,900	693,084
Autodesk, Inc.	29,200	746,060
Automatic Data Processing, Inc.	159,674	6,826,064
BMC Software, Inc. (a)	60,800	1,209,920
Borland Software Corporation (a)	21,100	217,541
CDW Corporation	22,400	1,521,856
Ceridian Corporation (a)	39,000	801,840
Cisco Systems, Inc. (a)	1,846,830	47,352,721
Coherent, Inc. (a)	7,700	235,543
Compuware Corporation (a)	99,400	798,182
Dell Inc. (a)	686,300	22,970,461
Electronic Arts Inc. (a)	79,200	3,711,312
Electronic Data Systems Corporation	128,100	3,069,276
EMC Corporation (a)	644,100	9,043,164
Entegris, Inc. (a)	19,000	242,440
Hewlett-Packard Company	814,110	19,367,677
Hutchinson Technology Incorporated (a)	6,500	191,945
Imation Corporation	9,100	333,515
Intel Corporation	1,747,400	53,470,440
Isco, Inc.	1,500	13,410
Lexmark International Group, Inc. (a)	34,600	2,867,994
LSI Logic Corporation (a)	104,200	1,072,218
Lucent Technologies, Inc. (a)	1,119,492	5,015,324
Merix Corporation (a)	3,750	101,813
Micron Technology, Inc. (a)	163,900	2,640,429
Microsoft Corporation	2,892,000	79,963,800
Molex Incorporated	27,646	960,422
National Semiconductor Corporation (a)	49,700	1,910,965
Novell, Inc. (a)	101,400	1,287,780
palmOne, Inc. (a)	13,904	143,211
Paychex, Inc.	101,400	3,800,472
PeopleSoft, Inc. (a)	100,200	2,159,310
Plantronics Inc. (a)	11,600	464,580
QRS Corporation (a)	4,100	38,786
Qualcomm, Inc.	213,800	12,490,196
Red Hat, Inc. (a)	47,200	898,216
Sapient Corporation (a)	32,800	201,392
Scientific-Atlanta, Inc.	39,900	1,350,216
Solectron Corporation (a)	224,300	1,592,530
Sun Microsystems, Inc. (a)	869,600	4,617,576
Symantec Corporation (a)	83,200	3,228,160
Tektronix, Inc.	22,600	702,182
Tellabs, Inc. (a)	114,100	1,129,590
Texas Instruments, Inc.	463,700	14,536,995
Thermo Electron Corporation (a)	43,800	1,220,706
Waters Corporation (a)	33,400	1,266,194
Xerox Corporation (a)	209,200	3,062,688
Xilinx, Inc. (a)	92,000	3,855,720
Yahoo! Inc. (a)	176,630	8,275,115
		354,254,395
Materials — 1.4%
Air Products & Chemicals, Inc.	61,400	3,064,474
Airgas, Inc.	18,500	419,765
Bemis Company, Inc.	13,700	664,039
Cabot Corporation	16,000	503,680
Calgon Carbon Corporation	10,100	69,892
Caraustar Industries, Inc. (a)	7,200	100,800
Crown Holdings, Inc. (a)	41,600	348,608
Ecolab, Inc.	68,200	1,852,994
Engelhard Corporation	33,200	941,884
Fuller (H.B.) Company	7,300	204,400
IMCO Recycling, Inc. (a)	3,800	32,148
Lubrizol Corporation	13,300	422,275
MeadWestvaco Corp.	52,612	1,418,946
Minerals Technologies, Inc.	5,300	280,529
Nucor Corporation	21,250	1,196,588
Praxair, Inc.	87,800	3,108,998
Rock-Tenn Company	9,000	137,610

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Materials (Continued)
Rohm & Haas Company	60,087	$2,359,616
Sealed Air Corporation (a)	23,000	1,145,170
Sigma-Aldrich Corporation	18,600	1,089,774
Sonoco Products Company	24,745	583,487
Valspar Corporation	13,100	648,450
Wausau-Mosinee Paper Corporation	15,700	199,547
Wellman, Inc.	8,200	65,026
Worthington Industries, Inc.	22,200	362,526
		21,221,226
Telecommunication Services — 5.4%
AT&T Corporation	210,116	4,088,857
AT&T Wireless Services, Inc. (a)	722,887	7,987,901
BellSouth Corporation	493,700	14,430,851
Citizens Communications Company (a)	77,367	907,515
SBC Communications, Inc.	886,328	22,601,364
Sprint Corp. — FON Group	242,700	4,225,407
Telephone and Data Systems, Inc.	13,500	894,780
Verizon Communications	739,122	27,244,038
		82,380,713
Utilities — 0.9%
AGL Resources, Inc.	16,600	487,376
Cascade Natural Gas Corporation	2,900	63,423
Cleco Corporation	12,200	221,674
Energen Corporation	8,900	382,700
Equitable Resources, Inc.	16,100	706,629
IDACORP, Inc.	9,700	298,760
KeySpan Corporation	42,800	1,560,916
Kinder Morgan, Inc.	33,100	1,952,900
MGE Energy, Inc.	4,400	137,852
National Fuel Gas Company	20,500	514,550
NICOR, Inc.	11,400	377,910
NiSource, Inc.	69,047	1,449,987
Northwest Natural Gas Company	6,500	200,200
OGE Energy Corporation	22,900	559,447
Peoples Energy Corporation	9,200	390,632
Pepco Holdings, Inc.	44,400	893,772
Questar Corporation	23,100	811,503
Southern Union Company (a)	19,244	345,622
WGL Holdings	12,600	352,170
Williams Companies, Inc.	140,900	1,428,726
		13,136,749
Total Investments — 99.5%
(cost$1,430,283,664)(b)		$1,523,866,515
Other Assets, less liabilities — 0.5%		7,842,659
Net Assets — 100.0%		$1,531,709,174

(a)	Non–income producing security.

(b)	The aggregate cost for federal income tax purposes is $1,415,780,488, the aggregate gross unrealized appreciation is $281,615,775, and the aggregate gross unrealized depreciation is $173,529,748, resulting in net unrealized appreciation of $108,086,027.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

Domini Social Bond Fund

Performance Commentary

For the six months ended January 31, 2004, the Domini Social Bond Fund Investor shares returned 3.12%, while the Lehman Brothers Intermediate Aggregate Index (LBIA) returned 3.75%. Past performance is no guarantee of future results. Current performance may be lower or higher than performance data quoted. Investment return, principal value, and yield of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Each investor should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. See the Fund's current prospectus for more information about these and other topics.

Although the most recent recession lasted just eight months — from March to November 2001 — its effects continued to be felt well into 2003. (A recession is defined as two consecutive quarterly declines in the gross domestic product.) By mid-year, however, the stimulus of low interest rates, tax rebates and tax cuts, and the official end of the war in Iraq led to increased confidence and spending. On an average annual basis, productivity in the non-farm business sector rose 4.2% last year, and most forecasters predict growth of 4%-4.5% in 2004 as well.

One crucial aspect of the economy, however, has lagged behind: employment. According to government reports published on February 6, the economy added just 341,000 jobs in the last six months. The manufacturing sector has lost jobs for 42 consecutive months and now accounts for only about 13% of U.S. business-sector employment. While first-time claims for unemployment insurance have been trending down and various private and regional reports show employment picking up, there is still no firm evidence that hiring is returning to the 200,000+ new jobs per month required to absorb new workers coming into the labor force.

On June 25, the Federal Open Market Committee (FOMC), the policy arm of the Federal Reserve, lowered the target rate for overnight loans between banks to 1.00%, where it has remained. During most of the six-month period, members of the FOMC, believing they had finally achieved their long-term goal of price stability, reiterated their determination to keep short-term rates low for a considerable period. In late January, however, the FOMC revised the language of its policy statement in a way that indicates investors may have to confront the prospect of higher short-term interest rates later in the year.

Domini Social Bond Fund — Performance Commentary

The Fund's core investments are in mortgage-backed securities and direct obligations of certain U.S. government agencies and government-sponsored entities. As of January 31, the Fund had 45% of its investments in the direct obligations of U.S. government agencies and government-sponsored entities, including Fannie Mae and Freddie Mac, and 29% in the mortgage-backed securities of Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. Ginnie Mae is a wholly owned government corporation that guarantees privately issued securities backed by pools of mortgages insured by the Federal Housing Administration, the Department of Veterans Affairs, and the Department of Agriculture under the Rural Housing Service Program. Fannie Mae and Freddie Mac are government-chartered, but shareholder-owned, corporations whose mandate is to enhance liquidity in the secondary mortgage markets. (Ginnie Maes are guaranteed by the full faith and credit of the U.S. Treasury as to the timely payment of principal and interest. Freddie Macs and Fannie Maes are backed by their respective issuer only, and are not guaranteed or insured by the U.S. government or the U.S. Treasury.)

The balance of the portfolio consists of direct community development investments, high-quality bonds of corporations that meet the Fund's social and environmental criteria, and municipal bonds issued for public purposes. Corporate holdings as of January 31 included Newell Rubbermaid, Illinois Tool Works, and U.S. Central Credit Union. Municipal holdings included State of Mississippi, Los Angeles Community Redevelopment Agency, and City of Ypsilanti, Michigan.

The Domini Social Bond Fund is managed by Domini Social Investments LLC and submanaged by ShoreBank, the nation's oldest and largest community development bank. ShoreBank was founded with the purpose of serving the financial needs of residents and businesses in traditionally underserved urban areas. David J. Oser, Senior Vice President, Investments (since 1994), leads the team at ShoreBank responsible for the management of the Fund.

The Fund's community development investments may be unrated and may carry greater risks than the Fund's other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund's return by causing it to reinvest at lower interest rates.

The holdings mentioned above are described in the Fund's Portfolio of Investments at January 31, 2004, included herein. The composition of the Fund's portfolio is subject to change.

Neither Domini Social Investments LLC nor DSIL Investment Services LLC, the distributor of the Domini Funds, is affiliated with ShoreBank.

Domini Social Bond Fund — Performance Commentary

Average Annual Total Return(1)

	As of 12-31-03				As of 1-31-04
	1 Year	3 Year	Since Inception		1 Year	3 Year	Since Inception
Domini Social Bond Fund Investor shares (DSBF - I)	2.31%	6.46%	7.83	%(2)	3.20%	6.28%	7.82	%(2)
Lehman Brothers Intermediate Aggregate Index (LBIA)	3.81%	7.30%	8.66	%(2)	4.39%	6.96%	8.64	%(2)
Domini Social Bond Fund Class R shares	N/A	N/A	0.80	%(3)	N/A	N/A	1.50	%(3)
Lehman Brothers Intermediate Aggregate Index (LBIA)	N/A	N/A	0.96	%(3)	N/A	N/A	1.62	%(3)

Comparison of $10,000 Investment in the
Domini Social Bond Fund Investor Shares and LBIA(1)

(1)	Past performance is no guarantee of future results. The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Current performance may be lower or higher than the performance data quoted. Call 1-800-582-6757 for more current performance information. The table and the graph comprise actual mutual fund performance after all expenses. Certain fees and expenses payable by the Fund were waived during the period, and the Fund's average annual total returns would have been lower had these not been waived.

The Lehman Brothers Intermediate Aggregate Index (LBIA) is an unmanaged index of intermediate investment-grade fixed-income securities. Investors cannot invest directly in the LBIA.

(2)	Since June 1, 2000.

(3)	Since November 28, 2003.

This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/04

Domini Social Bond Fund

Social Impact

One of the Domini Social Bond Fund's notable features is its ongoing commitment to investing a portion of its assets in direct community development investments. As of January 31, the Fund held certificates of deposit (CDs) with 28 community development financial institutions, including Carver Federal Savings Bank of New York City and Appalachian Federal Credit Union of Berea, Kentucky.

Carver Federal Savings Bank is a minority-owned savings bank founded in Harlem in 1949. The bank's mission since inception has been to provide local residents a place to save and to obtain mortgages to buy homes in their own communities. Carver is an economic force in the community, employing local residents and providing loans to churches, community organizations, developers of affordable housing, and vital commercial services. To promote higher education, the Carver Federal Savings Scholarship Program, established in 1986, has granted depositors and their children over 434 college scholarships. In December 2003, the trade journal American Banker named Deborah C. Wright, Carver's president and CEO, its Community Banker of the Year for her success in improving the bank's profitability.

Appalachian Federal Credit Union provides affordable housing, consumer, small business lending, and development services to low-income families, individuals, and communities in Appalachian Kentucky. In 1996, it joined the Home Loan Bank System, and it has made over $1 million available to 85 families for subsidies, including grants and 2% financing for housing.

CRA mortgage pools are another high-impact investment in the Fund's portfolio. Issued by Fannie Mae and Freddie Mac, these are pools of mortgage-backed securities that are locally targeted and that include lower-income borrowers. By buying these securities, local banks can satisfy the requirements of the Community Reinvestment Act regarding investing in lower-income communities. Like the traditional mortgage-backed securities issued by Fannie Mae and Freddie Mac, CRA mortgage pools carry a credit rating of AAA. In January, the Fund bought three CRA mortgage pools with a total par value of $5.2 million. The pools include mortgages held by lower-income borrowers in Washington State, California, Illinois, and the area around Washington, D.C.

The holdings mentioned above are described in the Fund's Portfolio of Investments at January 31, 2004, included herein. The composition of the Fund's portfolio is subject to change. The preceding profiles should not be deemed a recommendation concerning the merits of any of these issuers as an investment.

Domini Social Bond Fund

Portfolio of Investments

January 31, 2004 (unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 45.5%
Fannie Mae:
4.000%, 12/23/2010	$500,000	$492,595
4.125%, 7/11/2013	750,000	725,607
4.125%, 6/30/2014	500,000	479,433
5.000%, 4/15/2013	500,000	501,989
5.250%, 6/15/2006	1,000,000	1,069,672
6.250%, 2/1/2011	500,000	557,860
7.125%, 2/15/2005	1,000,000	1,059,137
7.125%, 6/15/2010	500,000	590,731
7.160%, 5/11/2005	500,000	535,459
Federal Agriculture Mortgage Corporation:
6.680%, 6/10/2014	1,000,000	1,167,187
Federal Farm Credit Bank:
5.750%, 1/18/2011	500,000	549,969
6.300%, 6/6/2011	250,000	284,023
Federal Home Loan Bank:
3.650%, 6/10/2010	500,000	491,801
4.000%, 12/19/2011	400,000	388,613
4.020%, 11/26/2010	500,000	492,775
4.300%, 11/28/2006	550,000	576,611
5.375%, 2/15/2007	1,000,000	1,079,010
5.480%, 9/22/2008	500,000	545,741
5.490%, 12/22/2008	500,000	546,067
5.500%, 8/15/2008	250,000	272,601
5.575%, 2/17/2009	555,000	608,549
5.700%, 3/3/2009	500,000	551,450
5.750%, 5/15/2008	500,000	549,769
5.800%, 9/2/2008	450,000	495,388
6.185%, 5/6/2008	500,000	559,124
6.625%, 8/27/2007	500,000	562,478
6.625%, 11/15/2010	465,000	535,543
7.375%, 2/12/2010	500,000	595,907
7.625%, 5/14/2010	1,100,000	1,328,483
Freddie Mac:
4.000%, 6/12/2013	1,750,000	1,655,551
4.750%, 3/18/2013	1,000,000	1,000,684
5.125%, 10/15/2008	500,000	538,777
5.500%, 7/15/2006	1,000,000	1,076,499
6.095%, 3/1/2006	500,000	541,065
6.704%, 1/9/2007	1,000,000	1,114,477

Domini Social Bond Fund / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations (Continued)
U.S. Small Business Administration:
506595, 1.625%, VR, 10/25/2021	$230,559	$230,891
Total U.S. Government Agency Obligations
(Cost $23,525,258)		24,351,516
U.S. Government Agency Mortgage Securities — 29.0%
Fannie Mae:
13743, 7.250%, VR, 11/1/2019	32,718	34,707
13787, 6.871%, VR, 12/1/2018	61,501	64,417
213778, 4.454%, VR, 10/1/2023	43,105	44,551
250168, 8.000%, 12/1/2009	127,325	136,477
252120, 7.500%, 8/1/2025	127,490	137,344
356013, 4.305%, VR, 12/1/2027	19,080	19,854
397629, 4.542%, VR, 9/1/2027	1,966	2,039
402999, 4.375%, VR, 10/1/2027	5,013	5,219
456070, 6.460%, VR, 8/1/2028	16,382	16,490
526882, 4.065%, VR, 2/1/2029	63,317	65,553
557072, 3.046%, VR, 6/1/2040	263,147	266,838
696355, 5.500%, 3/1/2033	1,547,024	1,575,699
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	56,898	59,946
1991-158 F, 3.800%, VR, 12/25/2021	36,898	37,999
1993-106 Z, 7.000%, 6/25/2013	12,561	13,251
1993-192 FC, 3.680%, VR, 10/25/2008	64,171	64,657
1994-59 PK, 6.000%, 3/25/2024	23,514	23,611
2003-66 MB, 3.500%, 5/25/2023	963,629	943,904
2003-73 GA, 3.500%, 5/25/2031	981,112	949,744
Freddie Mac:
410674, 3.625%, VR, 7/1/2028	13,306	13,912
786612, 4.135%, VR, 6/1/2028	127,500	131,668
788349, 6.127%, VR, 7/1/2031	90,689	93,076
845025, 4.451%, VR, 12/1/2018	53,325	54,652
845645, 4.372%, VR, 4/1/2029	131,164	136,444
865105, 7.369%, VR, 5/1/2016	20,589	21,273
B11108, 5.500%, 11/1/2018	2,257,000	2,345,323
B11109, 4.500%, 11/1/2018	1,461,456	1,471,014
C0-0716, 6.000%, 2/1/2029	120,282	125,108
C43463, 7.500%, 10/1/2030	106,893	114,836
E89374, 5.500%, 4/1/2017	462,908	480,905
Freddie Mac CMO:
1208 D, 3.910%, VR, 2/15/2022	62,943	63,601
1634 PW, 4.000%, 11/15/2022	73,572	74,247
2302 J, 6.500%, 4/15/2031	360,960	377,965
2628 LE, 3.250%, 6/15/2033	960,536	957,737
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	39,491	43,082
2380, 8.500%, 2/20/2027	123,835	134,338
489591, 6.250%, 2/15/2029	181,837	191,306

Domini Social Bond Fund / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Mortgage Securities (Continued)
Government National Mortgage Association (Continued):
501831, 6.250%, 4/15/2014	$142,989	$151,937
513793, 7.000%, 7/15/2029	46,650	49,817
569143, 7.050%, 2/15/2032	606,254	681,779
615760, 5.500%, 8/15/2028	986,846	1,010,859
80020, 5.625%, 12/20/2026	28,822	29,652
80027, 4.375%, VR, 1/20/2027	23,690	24,084
80029, 4.375%, VR, 1/20/2027	54,169	55,071
80181, 4.375%, VR, 3/20/2028	21,483	21,791
80198, 4.375%, 5/20/2028	281,207	286,186
80453, 3.500%, VR, 9/20/2030	181,355	183,189
8471, 5.750%, VR, 8/20/2024	18,074	18,572
8857, 5.625%, VR, 10/20/2021	54,225	55,592
8971, 5.750%, VR, 9/20/2026	59,458	60,876
Government National Mortgage Association CMO:
2002-66 CB, 4.250%, 12/16/2030	1,000,000	975,961
2002-86 VJ, 5.500%, 4/20/2028	119,101	119,087
2003-57 C, 4.500%, 4/20/2033	575,000	502,187
Total U.S. Government Agency Mortgage Securities
(Cost $15,257,044)		15,519,427
Corporate Obligations — 10.9%
AFLAC, Inc., 6.500%, 4/15/2009	500,000	561,468
CIGNA Corporation, 8.250%, 1/1/2007	600,000	676,536
Emerson Electric Company, 7.875%, 6/1/2005	135,000	145,558
General Mills Incorporated, 5.125%, 2/15/2007	500,000	532,852
GTE Southwest, Inc., 6.230%, 1/1/2007	100,000	109,204
Hershey Foods Corporation, 6.700%, 10/1/2005	145,000	156,410
Illinois Tool Works, Inc., 5.750%, 3/1/2009	258,000	284,422
Johnson Controls, Inc., 7.700%, 3/1/2015	196,000	238,539
Kinder Morgan, Inc., 6.500%, 9/1/2012	300,000	334,710
Newell Rubbermaid, Inc., 4.000%, 5/1/2010	250,000	244,477
Pitney Bowes, Inc., 5.950%, 2/1/2005	75,000	77,815
Procter & Gamble Company, 8.500%, 8/10/2009	250,000	309,643
Rohm & Haas Company, 7.400%, 7/15/2009	500,000	589,864
TIAA Global Markets 144A, 5.000%, 3/1/2007	500,000	531,962
U.S. Central Credit Union, 2.750%, 5/30/2008	500,000	485,815
Washington Mutual Bank, 6.875%, 6/15/2011	500,000	573,104
Total Corporate Obligations
(Cost $5,710,015)		5,852,379
Corporate Mortgage Securities — 0.4%
BOAMS 2002-L 1A3, 4.333%, 12/25/2032	185,551	188,380
Total Corporate Mortgage Securities (Cost $185,551)		188,380

Domini Social Bond Fund / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

	Principal Amount	Value (Note 1)
Corporate Nonprofit Obligations — 0.5%
Institute for Community Economics, 1.750%, 12/31/2004 (a)	$250,000	$250,875
Total Corporate Nonprofit Obligations (Cost $250,000)		250,875
State & Municipal Obligations — 8.9%
City of Detroit Downtown Development Authority, 7.330%, 7/1/2006	250,000	277,115
City of Ypsilanti, MI, 5.100%, 11/1/2011	205,000	207,573
Hudson County, NJ, Improvement Authority, 7.070%, 9/1/2006	385,000	424,647
Hudson County, NJ, Improvement Authority, 7.240%, 9/1/2008	195,000	224,759
Hudson County, NJ, Improvement Authority, 7.290%, 9/1/2009	175,000	205,476
Kentucky State Property and Buildings Commission, 3.960%, 10/1/2009	300,000	302,715
Los Angeles, CA, Community Redevelopment Agency, 6.600%, 9/1/2020	515,000	568,792
New Jersey Economic Development Authority, 3.700%, 4/1/2008	200,000	202,070
North Carolina State University at Raleigh, 6.160%, 10/1/2009	400,000	446,196
Pittsburgh, PA, Urban Redevelopment Authority, 7.460%, 5/1/2006	295,000	324,650
State of Mississippi, 3.510%, 11/1/2009	500,000	503,090
Virginia Housing Development Authority, 3.120%, 11/1/2007	850,000	844,628
Yazoo County, MS, 4.200%, 9/1/2008	225,000	231,312
Total State & Municipal Obligations (Cost $4,717,448)		4,763,023
Cash Equivalents — 6.8%
Certificates of Deposit:
Albina Community Bank, 1.094%, 7/29/2004 (a)	100,000	100,000
Appalachian Federal Credit Union, 1.350%, 4/11/2004 (a)	100,000	100,000
Carver Federal Savings Bank, 1.100%, 11/12/2004 (a)	100,000	100,000
Central Bank of Kansas City, 1.250%, 5/29/2004 (a)	100,000	100,000
Citizens Savings Bank & Trust, 1.150%, 8/30/2004 (a)	100,000	100,000
City First Bank of D.C., 1.980%, 2/5/2004 (a)	100,000	100,000
City National Bank of Newark, NJ, 1.500%, 11/14/2004 (a)	100,000	100,000
Dakotaland Federal Credit Union, 1.600%, 4/22/2004 (a)	100,000	100,000
Delta Southern Bank, 1.500%, 6/20/2004 (a)	100,000	100,000
Douglass National Bank, 1.450%, 10/12/2004 (a)	100,000	100,000
Elk Horn Bank & Trust Co., 1.500%, 6/20/2004 (a)	100,000	100,000
First National Bank of Phillips County, 1.500%, 6/26/2004 (a)	100,000	100,000
Harbor Bank of Maryland, 1.250%, 7/25/2004 (a)	100,000	100,000
Legacy Bank, 1.700%, 7/26/2004 (a)	100,000	100,000
Liberty Bank and Trust Co., 1.200%, 12/5/2004 (a)	100,000	100,000
Louisville Community Development Bank, 1.000%, 6/25/2004 (a)	100,000	100,000
Lower East Side People's Federal Credit Union, 1.500%, 12/6/2004 (a)	100,000	100,000
Mission Community Bank, 1.850%, 12/3/2004 (a)	100,000	100,000
NorthSide Community Federal Credit Union, 1.250%, 6/27/2004 (a)	100,000	100,000
OneUnited Bank, 1.000%, 8/27/2004 (a)	100,000	100,000
Quitman/Tri-County Federal Credit Union, 1.000%, 7/29/2004 (a)	100,000	100,000
Self-Help Credit Union, 1.550%, 12/13/2004 (a)	100,000	100,000
Southern Oregon Federal Credit Union, 1.450%, 10/10/2004 (a)	100,000	100,000
University National Bank, 1.940%, 7/26/2004 (a)	100,000	100,000
Vermont Development Credit Union, 1.950%, 7/21/2004 (a)	100,000	100,000
Wainwright Bank & Trust Company, 1.790%, 5/9/2004 (a)	100,000	100,000

Domini Social Bond Fund / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

	Principal Amount	Value (Note 1)
Cash Equivalents (Continued)
Investment in Repurchase Agreements:
Investors Bank & Trust, dated 1/30/2004, 0.730%, due 2/2/2004, maturity amount $658,853 (collateralized by U.S. Government Agency Mortgage Securities, Fannie Mae CMO 1993-186 F, 2.631%, VR, 9/25/2008, market value $692,702)	$658,813	$658,813
Money Market Demand Accounts:
Communitywide Federal Credit Union, 2.500%, 3/31/2004 (a)	100,000	100,000
Self-Help Credit Union, 1.210%, 2/2/2004 (a)	205,348	205,348
University National Bank, 1.750%, 2/2/2004 (a)	101,277	101,277
Total Cash Equivalents (Cost $3,665,438)		3,665,438
Total Investments — 102.0%
(Cost $53,310,754) (b)		54,591,038
Other Assets, less liabilities — (2.0)%		(1,053,953)
Net Assets — 100.0%		$53,537,085

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

(b)	The aggregate cost for book and federal income tax purposes is $53,310,754. The aggregate gross unrealized appreciation is $1,412,968, and the aggregate gross unrealized depreciation is $132,684, resulting in net unrealized appreciation of $1,280,284.

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on January 31, 2004.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees.

See Notes to Financial Statements

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Financial Statements
(unaudited)

Domini Social Index Portfolio

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

ASSETS:
Investments at value (Cost $1,430,283,664)	$1,523,866,515
Cash	6,329,698
Dividends receivable	1,863,257
Total assets	1,532,059,470
LIABILITIES:
Management fee payable (Note 2)	258,335
Other accrued expenses	91,961
Total liabilities	350,296
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,531,709,174

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

INVESTMENT INCOME
Dividends		$10,929,402
EXPENSES
Management fee (Note 2)	$1,415,419
Custody fees (Note 3)	129,781
Professional fees	86,722
Trustees fees	29,241
Miscellaneous	59,889
Total expenses	1,721,052
Fees paid indirectly (Note 3)	(23,949)
Net expenses		1,697,103

NET INVESTMENT INCOME		9,232,299
Net realized loss on investments
Proceeds from sales	$42,372,053
Cost of securities sold	(61,771,049)
Net realized loss on investments		(19,398,996)
Net changes in unrealized appreciation/(depreciation) of investments
Beginning of period	$(104,903,844)
End of period	93,582,851
Net change in unrealized appreciation		198,486,695
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$188,319,998

See Notes to Financial Statements

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended January 31, 2004 (unaudited)	Year Ended July 31, 2003
INCREASE IN NET ASSETS
From Operations:
Net investment income	$9,232,299	$15,767,885
Net realized loss on investments	(19,398,996)	(118,701,110)
Net change in unrealized appreciation of investments	198,486,695	242,621,915
Net Increase in Net Assets Resulting from Operations	188,319,998	139,688,690
Transactions in Investors' Beneficial Interest:
Additions	175,456,204	249,027,799
Reductions	(150,409,685)	(309,700,811)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	25,046,519	(60,673,012)
Total Increase in Net Assets	213,366,517	79,015,678
NET ASSETS:
Beginning of period	1,318,342,657	1,239,326,979
End of period	$1,531,709,174	$1,318,342,657

See Notes to Financial Statements

Domini Social Index Portfolio

Financial Highlights

	Six Months Ended January 31, 2004 (unaudited)		Year Ended July 31,
			2003		2002		2001		2000		1999
Net assets (in millions)	$1,532		$1,318		$1,239		$1,729		$1,974		$1,347
Total return	14.17%		12.13%		(22.71)%		(17.28)%		8.94%		23.15%
Ratio of net investment income to average net assets (annualized)	1.30%		1.32%		1.02%		0.78%		0.70%		0.84%
Ratio of expenses to average net assets (annualized)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)	0.24	%(1)(2)	0.24	%(1)(2)
Portfolio turnover rate	3%		8%		13%		19%		9%		8%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.01%, 0.002%, and 0.01% for the years ended July 31, 2003, 2000, and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24%, 0.24%, and 0.25%, for the years ended July 31, 2003, 2000, and 1999, respectively.

(2)	Ratio of expenses to average net assets for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.23%, 0.22%, 0.21%, 0.21%, and 0.20%, for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, respectively.

See Notes to Financial Statements

Domini Social Index Portfolio

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

Domini Social Index Portfolio / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2004, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $76,161,052 and $42,372,053, respectively. For the six months ended January 31, 2004, custody fees of the Portfolio were reduced by $23,949, which was compensation for uninvested cash left on deposit with the custodian.

Domini Social Equity Fund

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)	$1,304,774,920
Receivable for capital shares	2,086,626
Total assets	1,306,861,546
LIABILITIES:
Payable for capital shares	819,756
Management fee payable	428,334
Distribution fee payable	127,029
Other accrued expenses	228,595
Total liabilities	1,603,714
NET ASSETS	$1,305,257,832
NET ASSETS CONSIST OF:
Paid-in capital	$1,403,730,535
Undistributed net investment income	1,401,456
Accumulated net realized loss from Portfolio	(240,136,704)
Net unrealized appreciation/(depreciation) from Portfolio	140,262,545
$1,305,257,832
NET ASSET VALUE PER SHARE
Investor shares
Net asset value, offering price and redemption price per share ($1,276,268,747 ÷ 45,814,219 outstanding shares of beneficial interest)	$27.86
Class R shares
Net asset value, offering price and redemption price per share ($28,989,085 ÷ 2,734,596 outstanding shares of beneficial interest)	$10.60

See Notes to Financial Statements

Domini Social Equity Fund

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

INCOME:
Investment income from Portfolio	$9,203,354
Expenses from Portfolio	(1,429,759)
Net investment income from Portfolio	7,773,595
EXPENSES:
Sponsor fee (Note 2)	2,977,228
Distribution fees - Investor shares (Note 2)	1,484,248
Transfer agent fees	799,849
Printing	129,396
Professional fees	75,931
Miscellaneous	75,708
Trustees fees	39,447
Accounting fees	4,705
Total Expenses	5,586,512
Fees Waived (Note 2)	(1,477,090)
Net Expenses	4,109,422
NET INVESTMENT INCOME	3,664,173
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM PORTFOLIO:
Net realized loss from Portfolio	(16,324,911)
Net change in unrealized depreciation from Portfolio	166,661,214
Net realized and unrealized gain from Portfolio	150,336,303
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$154,000,476

See Notes to Financial Statements

Domini Social Equity Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2004 (unaudited)	Year Ended July 31, 2003
INCREASE IN NET ASSETS
From Operations:
Net investment income	$3,664,173	$6,189,260
Net realized loss from Portfolio	(16,324,911)	(97,662,297)
Net change in unrealized depreciation from Portfolio	166,661,214	203,619,821
Net Increase in Net Assets Resulting from Operations	154,000,476	112,146,784
Distributions and/or Dividends:
Dividends to shareholders from net investment income
Investor shares	(3,200,000)	(6,559,313)
Net Decrease in Net Assets from Distributions and/or Dividends	(3,200,000)	(6,559,313)
Capital Share Transactions (Note 4):
Proceeds from sale of shares	151,971,306	204,683,503
Net asset value of shares issued in reinvestment of distributions and dividends	3,048,159	6,190,636
Payments for shares redeemed	(99,379,468)	(186,477,589)
Net Increase in Net Assets from Capital Share Transactions	55,639,997	24,396,550
Total Increase in Net Assets	206,440,473	129,984,021
NET ASSETS:
Beginning of period	1,098,817,359	968,833,338
End of period (including undistributed net investment income of $1,401,456 and $937,283, respectively)	$1,305,257,832	$1,098,817,359

See Notes to Financial Statements

Domini Social Equity Fund

Financial Highlights

	Six Months Ended January 31, 2004 (unaudited)		Year Ended July 31,
			2003		2002		2001		2000		1999
INVESTOR SHARES
For a share outstanding for the period:
Net asset value, beginning of period	$24.55		$22.19		$31.89		$39.98		$37.21		$30.86
Income from investment operations:
Net investment income/(loss)	0.08		0.14		0.08		0.02		(0.02)		0.02
Net realized and unrealized gain/(loss) on investments	3.30		2.37		(6.96)		(7.12)		3.06		6.81
Total income from investment operations	3.38		2.51		(6.88)		(7.10)		3.04		6.83
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.07)		(0.15)		(0.07)		(0.01)		—*		(0.03)
Distributions to shareholders from net realized gain	—		—		(2.75)		(0.98)		(0.27)		(0.45)
Total distributions	(0.07)		(0.15)		(2.82)		(0.99)		(0.27)		(0.48)
Net asset value, end of period	$27.86		$24.55		$22.19		$31.89		$39.98		$37.21
Total return	13.78%		11.36%		(23.26)%		(17.87)%		8.16%		22.26%
Portfolio turnover**	3%		8%		13%		19%		9%		8%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1,276		$1,099		$969		$1,281		$1,471		$1,083
Ratio of expenses to average net assets	0.93	%(1)	0.92	%(1)	0.92	%(1)	0.93	%(1)	0.96	%(1)	0.98	%(1)
Ratio of net investment income/(loss) to average net assets	0.61%		0.63%		0.32%		0.06%		(0.05)%		0.06%

*	Amount represents less than $0.005 per share.

**	For the Portfolio in which the Fund invests.

(1)	Reflects a waiver of fees by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees, the ratio of expenses to average net assets would have been 1.17%, 1.26%, 1.15%, 1.14%, 1.01%, and 0.99%, for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, respectively.

See Notes to Financial Statements

Domini Social Equity Fund

Financial Highlights

	For the Period November 28, 2003* to January 31, 2004 (unaudited)
Class R shares
For a share outstanding for the period:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.59
Total income from investment operations	0.63
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)
Net asset value, end of period	$10.60
Total return	6.32%
Portfolio turnover**	3%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$29
Ratio of expenses to average net assets	0.63	%(1)
Ratio of net investment income to average net assets	0.68%

*	Commencement of operations.

**	For the Portfolio in which the Fund invests.

(1)	Reflects a waiver of fees by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees, the ratio of expenses to average net assets would have been 1.27% for the period ended January 31, 2004.

See Notes to Financial Statements

Domini Social Equity Fund

Notes to Financial Statements

January 31, 2004 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Equity Fund is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Index Portfolio, a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 85.2% at January 31, 2004). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders. The Fund earns income daily, net of portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

(C) Federal Taxes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if

Domini Social Equity Fund / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Other. All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata on a daily basis among the Fund and the other investors in the Portfolio.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

(C) Sponsor. Pursuant to a Sponsorship Agreement, Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini to the Portfolio under the Management Agreement, Domini answers questions from the general public and the media regarding the composition of the Index and the securities holdings of the Portfolio. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at an annual rate equal to 0.50% of the average daily net assets of the Fund. From January 1, 2001 until November 30, 2003, Domini reduced its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.92% of the average daily net assets representing Investor shares. Effective November 30, 2003, Domini has reduced its fee to the extent necessary to keep

Domini Social Equity Fund / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

the aggregate annual operating expenses of the Fund at no greater than 0.95% of the average daily net assets representing Investor shares. Since the inception of Class R shares, Domini has reduced its fee to the extent necessary to keep the average annual operating expenses of the Fund at no greater than 0.63% of the average daily net assets representing Class R shares. The waiver currently in effect is contractual and expires on November 30, 2004, absent an earlier modification by the Board of Trustees, which oversees the Fund. For the six months ended January 31, 2004, Domini waived fees totaling $1,477,090.

(D) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan with respect to the Fund's Investor shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of Investor shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2004, additions and reductions in the Fund's investment in the Portfolio aggregated $150,957,837 and $103,412,721, respectively.

4. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended January 31, 2004 is as follows:

	Investor Shares		Class R Shares		Total
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Sold	4,649,547	122,144,471	2,859,667	29,826,835	7,509,214	151,971,306
Issued in reinvestment of distributions and/or dividends	115,285	3,048,159	—	—	115,285	3,048,159
Redeemed	(3,707,038)	(98,053,545)	(125,071)	(1,325,923)	(3,832,109)	(99,379,468)
Net Increase	1,057,794	27,139,085	2,734,596	28,500,912	3,792,390	55,639,997

Share activity for the year ended July 31, 2003 is as follows:

	Investor Shares
	Shares	Dollars
Sold	9,223,073	204,683,503
Issued in reinvestment of distributions and/or dividends	272,352	6,190,636
Redeemed	(8,402,929)	(186,477,589)
Net Increase	1,092,496	24,396,550

Domini Social Bond Fund

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

ASSETS:
Investments at value (cost $53,310,754)	$54,591,038
Interest receivable	547,581
Receivable for capital shares	78,637
Total assets	55,217,256
LIABILITIES:
Payable for securities purchased	1,587,575
Payable for capital shares	39,693
Management fee payable	25,868
Other accrued expenses	21,800
Dividend payable	5,235
Total liabilities	1,680,171
NET ASSETS	$53,537,085
NET ASSETS CONSIST OF:
Paid-in capital	$52,300,639
Accumulated net realized loss from investments	(43,838)
Net unrealized appreciation from investments	1,280,284
$53,537,085
NET ASSET VALUE PER SHARE
Investor shares
Net asset value, offering price and redemption price per share ($53,536,069 ÷ 4,822,588 outstanding shares of beneficial interest)	$11.10
Class R shares
Net asset value, offering price and redemption price per share ($1,016 ÷ 101 outstanding shares of beneficial interest)	$10.06

See Notes to Financial Statements

Domini Social Bond Fund

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

INCOME:
Interest income	$1,059,988
EXPENSES:
Management fee (Note 2)	100,868
Transfer agent fees	100,471
Administrative fee (Note 2)	63,043
Distribution fees - Investor shares (Note 2)	63,042
Accounting and custody fees	24,575
Professional fees	40,624
Registration	45,530
Miscellaneous	5,561
Printing	5,845
Trustees fees	945
Total Expenses	450,504
Fees Waived and Expenses Reimbursed (Note 2)	(211,085)
Net Expenses	239,419
NET INVESTMENT INCOME	820,569
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments	(12,509)
Net change in unrealized appreciation on investments	741,065
Net realized and unrealized gain from investments	728,556
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,549,125

See Notes to Financial Statements

Domini Social Bond Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2004 (unaudited)	Year Ended July 31, 2003
INCREASE IN NET ASSETS:
From Operations:
Net investment income	$820,569	$1,432,344
Net realized gain/(loss) on investments	(12,509)	115,536
Net change in unrealized gain on investments	741,065	(566,810)
Net Increase in Net Assets Resulting from Operations	1,549,125	981,070
Distributions and Dividends:
Dividends to shareholders from net investment income
Investor shares	(820,569)	(1,432,344)
Distributions to shareholders from net realized gain
Investor shares	(132,196)	(92,517)
Net Decrease in Net Assets from Distributions and Dividends	(952,765)	(1,524,861)
Capital Share Transactions (Note 4):
Proceeds from sale of shares	9,867,973	23,150,485
Net asset value of shares issued in reinvestment of distributions and dividends	918,662	1,465,652
Payment for shares redeemed	(5,698,515)	(8,237,778)
Net Increase in Net Assets from Capital Share Transactions	5,088,120	16,378,359
Total Increase in Net Assets	5,684,480	15,834,568
NET ASSETS:
Beginning of period	47,852,605	32,018,037
End of period	$53,537,085	$47,852,605

See Notes to Financial Statements

Domini Social Bond Fund

Financial Highlights

	Six Months Ended January 31, 2004 (unaudited)		Year Ended July 31, 2003		Year Ended July 31, 2002		Year Ended July 31, 2001		For the Period June 1, 2000* to July 31, 2000
INVESTOR SHARES
For a share outstanding for the period:
Net asset value, beginning of period	$10.97		$11.03		$10.78		$10.07		$10.00
Income from investment operations:
Net investment income	0.18		0.40		0.48		0.56		0.09
Net realized and unrealized gain/(loss) on investments	0.16		(0.03)		0.34		0.71		0.07
Total income from investment operations	0.34		0.37		0.82		1.27		0.16
Less dividends to shareholders from net investment income	(0.18)		(0.40)		(0.48)		(0.56)		(0.09)
Less distributions to shareholders from realized gain	(0.03)		(0.03)		(0.09)		—		—
Total dividends and distributions paid to shareholders	(0.21)		(0.43)		(0.57)		(0.56)		(0.09)
Net asset value, end of period	$11.10		$10.97		$11.03		$10.78		$10.07
Total return	3.12%		3.33%		7.85%		12.92%		9.51	%**
Portfolio turnover	19%		24%		71%		71%		18%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$53,536		$47,853		$32,018		$14,014		$4,111
Ratios of expenses to average net assets	0.95	%(1)	0.95	%(1)	0.95	%(1)	0.95	%(1)	0.93	%(1)
Ratios of net investment income to average net assets	3.25%		3.56%		4.40%		5.27%		5.67%

*	Commencement of operations.

**	Annualized.

(1)	Reflects a waiver of fees and reimbursement of expenses by the Manager due to a contractual fee waiver. Had the Manager not waived its fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.79%, 1.71%, 1.85%, 2.41%, and 6.78%, for the periods ended January 31, 2004, July 31, 2003, 2002, 2001, and 2000, respectively.

See Notes to Financial Statements

Domini Social Bond Fund

Financial Highlights

	For the Period November 28, 2003* to January 31, 2004 (unaudited)
CLASS R SHARES
For a share outstanding for the period:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain on investments	0.09
Total income from investment operations	0.16
Less dividends to shareholders from net investment income	(0.07)
Less distributions to shareholders from realized gain	(0.03)
Total dividends and distributions paid to shareholders	(0.10)
Net asset value, end of period	$10.06
Total return	1.50%
Portfolio turnover	19%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$1
Ratios of expenses to average net assets	0.63	%(1)
Ratios of net investment income to average net assets	3.44%

*	Commencement of operations.

(1)	Reflects a waiver of fees and reimbursement of expenses by the Manager due to a contractual fee waiver. Had the Manager not waived its fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.43% for the period ended January 31, 2004.

See Notes to Financial Statements

Domini Social Bond Fund

Notes to Financial Statements

January 31, 2004 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that meet the Fund's social and environmental criteria.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

Domini Social Bond Fund / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty.

(C) Investment Income and Dividends to Shareholders. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

(D) Federal Taxes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the Fund's average daily net assets. For the period from November 30, 2003 until November 30, 2004, Domini is waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the average daily net assets representing Investor shares. A similar fee waiver arrangement was in effect in prior periods for the Funds's Investor shares. Since the inception of the Class R shares, Domini has reduced its fee to the extent necessary to keep the average annual operating expenses of the Fund at no greater than 0.63% of the average daily net assets representing Class R Shares. The waiver currently in effect is

Domini Social Bond Fund / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

contractual and expires on November 30, 2004, absent an earlier modification by the Board of Trustees, which oversees the Fund. For the six months ended January 31, 2004, Domini waived fees and reimbursed expenses totaling $148,042.

(B) Submanager. ShoreBank provides investment submanagement services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini.

(C) Administrator. Pursuant to an Administration Agreement, Domini provides oversight, administrative, and management services. Domini provides the Fund with general office facilities and supervises the overall administration. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the period from November 30, 2003 until November 30, 2004, Domini is waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the average daily net assets representing Investor shares. A similar fee arrangement was in effect in prior periods for the Fund's Investor shares. Since the inception of the Class R shares, Domini has reduced its fee to the extent necessary to keep the average annual operating expenses of the Fund at no greater than 0.63% of the average daily net assets representing Class R shares. The waiver currently in effect is contractual and expires on November 30, 2004, absent an earlier modification by the Board of Trustees, which oversees the Fund. For the six months ended January 31, 2004, Domini waived fees totalling $63,043.

(D) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan with respect to the Fund's Investor shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of Investor shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the Fund's average daily net assets representing the Investor shares.

Domini Social Bond Fund / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations aggregated $18,654,098 and $8,737,731, respectively.

4. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended January 31, 2004 is as follows:

	Investor Shares		Class R Shares		Total
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Sold	892,528	9,866,970	100	1,003	892,628	9,867,973
Issued in reinvestment of distributions and/or dividends	83,001	918,655	1	7	83,002	918,662
Redeemed	(515,873)	(5,698,515)	—	—	(515,873)	(5,698,515)
Net Increase	459,656	5,087,110	101	1,010	459,757	5,088,120

Share activity for the year ended July 31, 2003 is as follows:

	Investor Shares
	Shares	Dollars
Sold	2,064,515	23,150,485
Issued in reinvestment of distributions and/or dividends	130,875	1,465,652
Redeemed	(735,383)	(8,237,778)
Net Increase	1,460,007	16,378,359

Proxy Voting Information

The Domini Funds' Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. After August 31, 2004, an annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov.

Domini Funds

P.O. Box 9785
Providence, RI 02940-9785
1-800-582-6757
www.domini.com

Investment Manager and Sponsor: Domini Social Investments LLC 536 Broadway, 7th Floor New York, NY 10012	Transfer Agent: PFPC Inc. 760 Moore Road King of Prussia, PA 19406
Investment Submanagers: Domini Social Index Portfolio SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Custodian: Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116
Domini Social Bond Fund ShoreBank 7054 S. Jeffery Boulevard Chicago, IL 60649	Independent Auditors: KPMG LLP 99 High Street Boston, MA 02110
Distributor: DSIL Investment Services LLC 536 Broadway, 7th Floor New York, NY 10012 1-800-762-6814	Legal Counsel: Bingham McCutchen LLP 150 Federal Street Boston, MA 02110

Item 2.    Code of Ethics.

(a)	Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.    Schedule of Investments.

Not applicable at this time.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 9.    Submission of Matters to a Vote of Security Holders.

The registrant does not have formal procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. The Board's Nominating Committee will consider nominees recommended by shareholders, who may write the registrant's Secretary, Elizabeth L. Belanger, 536 Broadway, 7th Floor, New York, New York 10012-3915, to deliver a recommendation to the Board's Nominating Committee.

Item 10.  Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant's President and Principal Executive Officer, and Carole M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)    Not applicable to a semi-annual report.

(a)(2)    Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)    Not applicable to the registrant.

(b)    A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Domini Amy L. Domini President

Date: April 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini Amy L. Domini President (Principal Executive Officer)

Date: April 1, 2004

By:	/s/ Carole M. Laible Carole M. Laible Treasurer (Principal Financial Officer)

Date: April 1, 2004